Equinox Funds Trust

Equinox Campbell Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Equinox Campbell Strategy Fund pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 14, 2013 (SEC Accession No. 0000910472-13-002458).